23. LEASES	12 Months Ended
Dec. 31, 2017
Leases
LEASES
23.	LEASES

The Company is lessee in several contracts, which can be classified as operating or finance lease.

23.1.	Operating lease

The minimum future payments of non-cancellable operating lease are presented below:

12.31.17
2018	374.9
2019	76.8
2020	44.6
2021	34.5
2022	31.7
2023 onwards	93.0
655.5

The payments of operating lease agreements recognized as expense in the year ended December 31, 2017 amounted to R$306.7 (R$308.3 as of December 31, 2016).

23.2.	Finance lease

The Company enters into finance leases mainly for the acquisitions of machinery, equipment, vehicles, software and buildings, presented below:

	Weighted average interest rate (p.a.) (1)	12.31.17	12.31.16
Cost
Machinery and equipment		98.1	115.8
Software		97.1	78.7
Vehicles		0.3	0.5
Land		1.4	1.7
Buildings		218.8	144.4
Facilities		14.7	-
		430.4	341.1

Accumulated depreciation
Machinery and equipment	44.88%	(45.3)	(38.4)
Software	80.00%	(84.6)	(63.5)
Vehicles	20.00%	(0.2)	(0.3)
Buildings	8.33%	(59.1)	(44.1)
Facilities	6.67%	(0.7)	-
		(189.9)	(146.3)
		240.5	194.8

(1)	The period of depreciation of leased assets corresponds to the lowest of term of the contract and the useful life of the asset, as determined by IAS 17.

The minimum future payments required for these finance leases are segregated as follows, and were recorded in current and non-current liabilities:

	12.31.17
	Present value of minimum payments	Interest	Minimum future payments
2018	51.7	20.9	72.5
2019	43.3	20.2	63.5
2020	30.4	15.0	45.4
2021	20.4	9.0	29.4
2022	16.1	8.3	24.4
2023 onwards	70.7	46.8	117.6
	232.6	120.2	352.8

The contract terms for both modalities, with respect to renewal, adjustment and purchase option, are according to market practices. In addition, there are no clauses of contingent payments or restrictions on dividends distribution, payments of interest on shareholders’ equity or obtaining debt.

The Company also has commitments regarding financial leases, related to a built to suit agreement for the construction of facilities which will be build by third parties. The agreements terms will be 13 years from the signing date as well as the charge of rent expenses. If the Company defaults on its obligations, it will be subject to fines and/or acceleration of rent outstanding installments falling due, according to the terms of the contract.

The estimated schedule of future payments related to this agreement is set forth below:

12.31.17
2018	-
2019	9.4
2020	9.4
2021	9.4
2022	9.4
2023 onwards	84.9
122.5